Operating Expenses and Cost of Sales - Summary of Operating Expenses and Cost of Sale Breakdown by Nature (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Cost of sales	R$ 2,375,507	R$ 964,555	R$ 5,254,229	R$ 1,773,727
Selling, marketing and logistics expenses	3,171,808	1,552,309	6,448,997	2,875,375
Administrative, R&D, IT and project expenses	1,337,544	567,221	2,603,635	1,104,252
Personnel expenses (Note 27)	57,299	38,405	90,445	76,128
Depreciation and amortization			1,329,718	536,700
Total	6,862,858	3,084,085	14,306,861	5,753,354
Cost of sales [member]
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Cost of sales	2,375,507	964,555	5,254,229	1,773,727
Raw material/packaging material/resale	1,744,178	813,313	4,365,991	1,485,379
Personnel expenses (Note 27)	174,213	74,565	285,508	145,572
Depreciation and amortization	60,779	14,196	98,639	28,028
Others	396,337	62,481	504,091	114,748
Selling, marketing and logistics expenses [member]
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Selling, marketing and logistics expenses	3,149,807	1,552,309	6,448,997	2,875,375
Logistics costs	496,669	172,384	1,063,015	344,782
Personnel expenses (Note 27)	897,081	417,059	1,839,299	805,518
Marketing, sales force and other selling expenses	1,401,336	783,994	2,884,442	1,367,657
Depreciation and amortization	354,721	178,872	662,241	357,418
Administrative RD IT and project expenses [member]
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Administrative, R&D, IT and project expenses	1,337,544	567,221	2,603,635	1,104,252
Investments in innovation	(51,233)	16,397	115,977	33,277
Personnel expenses (Note 27)	573,770	307,175	1,031,894	585,142
Other administrative expenses	526,608	164,329	886,926	334,579
Depreciation and amortization	R$ 288,399	R$ 79,320	R$ 568,838	R$ 151,254